UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08002

KOREA EQUITY FUND, INC.

(Exact name of registrant as specified in charter)

Worldwide Plaza
309 West 49th St
New York, New York 10019

(Address of principal executive offices)

Mr. Yutaka Itabashi
Korea Equity Fund, Inc.
Worldwide Plaza
309 West 49th St
New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:         October 31, 2016

Date of reporting period:     November 1, 2015 – January 31, 2016

Item 1. Schedule of Investments
Korea Equity Fund, Inc.
January 31, 2016 (Unaudited)

	Shares	Fair Value

SOUTH KOREAN EQUITY SECURITIES (97.9%)
Chemicals
LG Chem, Ltd.	4,105	$1,001,277
Manufactures petrochemicals
LG Chem, Ltd. Preferred ††	1,460	261,515
Manufactures petrochemicals
Lotte Chemical Corporation	12,280	2,787,500
Manufactures petrochemical products
Total Chemicals (5.2%)		4,050,292

Construction and Engineering
Finetex EnE, Inc. †	36,600	270,690
Manufactures various heating and cooling systems
Hyundai Development Co-Engineering & Construction	16,000	594,314
Civil engineering and architecture construction businesses
Total Construction and Engineering (1.2%)		865,004

Electronic Appliances and Components
Coway Co. Ltd.	45,620	3,671,501
Manufactures household appliances
Cuckoo Electronics Co., Ltd.	11,488	2,261,604
Manufactures household appliances
Samsung Electronics Co., Ltd.	8,625	8,187,300
Produces consumer electronic products
Samsung Electronics Co., Ltd. Preferred ††	810	667,935
Produces consumer electronic products
SK Hynix, Inc.	160,166	3,609,248
Semiconductor products
Total Electronic Appliances and Components (24.0%)		18,397,588

Financing Business
Industrial Bank of Korea	67,434	640,119
Banking and financial services
KB Financial Group Inc.	21,385	539,267
Provides various financial products and services
Shinhan Financial Group Co., Ltd.	95,578	3,045,292
Provides various financial products and services
Total Financing Business (5.5%)		4,224,678

Food
Lotte Chilsung Beverage Co., Ltd.	970	1,745,468
Alcoholic and non-alcoholic beverages
Total Food (2.3%)		1,745,468

Insurance
Dongbu Insurance Co., Ltd.	89,493	5,023,215
Non-life insurance
Samsung Fire & Marine Insurance Co., Ltd.	4,190	1,030,657
Non-life insurance
Samsung Life Insurance Co., Ltd.	29,390	2,668,554
Life insurance
Total Insurance (11.3%)		8,722,426

Iron and Steel
Korea Zinc Co., Ltd.	8,310	2,990,689
Non-ferrous metal products
Total Iron and Steel (3.9%)		2,990,689

Media and Entertainment
Innocean Worldwide Inc. †	13,520	931,852
Provides marketing and communication services
Loen Entertainment, Inc.	6,100	400,296
Production and distribution of music
Naver Corporation	850	440,618
Engages in online media
Ncsoft Corporation	19,250	3,726,124
Online gaming
Total Media and Entertainment (7.2%)		5,498,890

	Shares	Fair Value
Other Products
Interojo Co., Ltd.	72,850	2,642,848
Manufactures contact lens
JS Corporation Inc. †	28,460	598,790
Manufactures consumer products
Korea Electric Power Corporation	14,010	608,286
Transmission and distribution of electricity
KT&G Corporation	20,440	1,746,244
Produces cigarettes
LG Corp.	6,900	419,759
Electronics, chemicals, household products, and telecommunications
LG Household & Healthcare, Ltd.	905	740,297
Manufactures household goods, cosmetics, and beverages
LIG Nex1 Co., Ltd. †	5,890	617,451
Develops weapon systems
Medy-Tox Inc.	870	368,616
Manufactures biopharmaceuticals
S-Oil Corporation	15,770	1,017,940
Oil refining and marketing company
Yuhan Corporation	1,650	453,536
Manufactures pharmaceutical products
Total Other Products (12.0%)		9,213,767

Precision Instruments
i-SENS, Inc.	24,862	787,019
Develops and produces medical devices
Total Precision Instruments (1.0%)		787,019

Retail Trade
Hyundai Green Food Co., Ltd.	101,666	1,896,566
Food service company
Lotte Shopping Co., Ltd.	2,805	548,738
Operates department stores and discount stores
Total Retail Trade (3.2%)		2,445,304

Services
Hana Tour Service Inc.	3,605	290,428
Travel services
SK Holdings Co., Ltd.	5,121	997,586
Information technology services
Total Services (1.7%)		1,288,014

Transportation
AJ Rent a Car Co., Ltd. †	69,305	640,717
Car rental company
CJ Korea Express Corporation †	4,500	817,182
Transportation of freight and cargo
Hyundai Glovis Co., Ltd.	2,590	436,128
Provides logistic services
Total Transportation (2.5%)		1,894,027

Transportation Equipment
Hyundai Mobis Co., Ltd.	17,694	3,775,464
Manufactures automotive parts
Hyundai Motor Company	3,900	428,154
Manufactures motor vehicles and parts
Hyundai Motor Company Preferred ††	13,900	1,111,789
Manufactures motor vehicles and parts
Korea Autoglass Corporation †	81,320	1,208,242
Manufactures automotive glasses
Mando Corporation	6,220	872,817
Manufactures automobile parts
Total Transportation Equipment (9.7%)		7,396,466

Wholesale
Hansae Co., Ltd.	26,988	1,334,385
Manufactures and distributes apparels
iMarketKorea Inc.	47,320	857,361
Industrial business to business electronic commerce
Samchuly Bicycle Co., Ltd.	37,790	617,626
Manufactures bicycles
Youngone Corporation	66,200	2,786,839
Outdoor sportswear and shoes
Total Wholesale (7.2%)		5,596,211

TOTAL SOUTH KOREAN EQUITY SECURITIES (97.9%)		$75,115,843

INVESTMENT IN FOREIGN CURRENCY
South Korea Won
Non-interest bearing account		1,144,315
TOTAL INVESTMENT IN FOREIGN CURRENCY (1.5%)		$1,144,315

TOTAL INVESTMENTS (99.4%)		$76,260,158

OTHER ASSETS LESS LIABILITIES, NET (0.6%)		449,178

NET ASSETS (100.0%)		$76,709,336

† Non-income producing security
†† Preferred shares

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of January 31, 2016
Korean Won 1,211.48 = $1.00

Notes to Schedule of Investments (Unaudited)

Costs for Federal Income Tax Purposes
As of January 31, 2016, for federal income tax purposes, subject to change, the aggregate cost of securities was $67,450,713 and net unrealized appreciation was $7,665,130, comprised of gross unrealized appreciation of $11,387,894 and gross unrealized depreciation of $3,722,764. The aggregate cost of investments for tax purposes will depend upon
Korea Equity Fund, Inc. (the "Fund") investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. Certain tax related calculations are completed and reviewed annually by the Fund.

Fair Value Measurements
In accordance with generally accepted accounting principles ("GAAP"), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of January 31, 2016.

Level	Investments in
Securities
Level 1
Equity Securities	$74,517,053
Foreign Currency	1,144,315
Level 2	598,790
Level 3	-
Total	$76,260,158

During the quarter ended January 31, 2016, there were no transfers between Level 1, Level 2, or Level 3 securities.
During the quarter ended January 31, 2016, the Fund did not hold any instruments which used significant unobservable inputs (Level 3) in determining fair value.

Item 2.  Controls and Procedures.

(a)  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities and Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Korea Equity Fund, Inc.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi,
        (President, Principal Executive Officer)

Date:  March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi,
        (President, Principal Executive Officer)

Date:  March 29, 2016

By:   /s/ Amy J. Marose
        Amy J. Marose,
        (Treasurer, Principal Financial Officer)

Date:  March 29, 2016